Equity affiliates, other investments and related parties	12 Months Ended
Dec. 31, 2025
Equity affiliates, other investments and related parties
Equity affiliates, other investments and related parties

Note 8 Equity affiliates, other investments and related parties

8.1 EQUITY AFFILIATES: INVESTMENTS AND LOANS

Accounting principles

Under the equity method, the investment in the associate or joint venture is initially recognized at acquisition cost and subsequently adjusted to recognize TotalEnergies’ share of the net income and other comprehensive income of the associate or joint venture.

Unrealized gains on transactions between TotalEnergies and its equity-accounted entities are eliminated to the extent of TotalEnergies’ interest in the equity accounted entity.

In equity affiliates, goodwill is included in investment book value.

In cases where TotalEnergies holds less than 20% of the voting rights in another entity, the determination of whether TotalEnergies exercises significant influence is also based on other facts and circumstances: representation on the Board of Directors or an equivalent governing body of the entity, participation in policy-making processes, including participation in decisions relating to dividends or other distributions, significant transactions between the investor and the entity, exchange of management personnel, or provision of essential technical information.

The contribution of equity affiliates in the consolidated balance sheet, consolidated statement of income and consolidated statement of comprehensive income is presented below:

Equity value
As of December 31,
(M$)	2025	2024	2023
Total Associates	10,864	10,387	9,484
Total Joint-ventures	19,801	17,485	16,411
TOTAL	30,665	27,872	25,895
Loans	7,425	6,533	4,562
TOTAL	38,090	34,405	30,457

Profit/(loss)
(M$)	2025	2024	2023
Total Associates	1,307	1,213	1,132
Total Joint-ventures	1,246	362	713
TOTAL	2,553	1,575	1,845

Other comprehensive income
(M$)	2025	2024	2023
Total Associates	(311)	112	(57)
Total Joint-ventures	(173)	(358)	(151)
TOTAL	(484)	(246)	(208)

A)  Information related to associates

Information (100% basis) related to significant associates is as follows:

	Liquefaction entities
Exploration & Production activities (M$)	2025	2024	2023
Non-current assets	33,627	29,749	42,197
Current assets	6,118	7,512	5,745
TOTAL ASSETS	39,745	37,261	47,942
Shareholder’s equity	22,321	22,432	35,144
Non-current liabilities	10,451	8,746	7,700
Current liabilities	6,973	6,083	5,098
TOTAL LIABILITIES	39,745	37,261	47,942
Revenues from sales	22,227	23,407	26,288
Net income	5,177	6,769	6,880
Other comprehensive income	–	–	–
% owned
Equity value	3,860	3,904	3,963
Including goodwill and identifiable assets	27	29	32
Profit/(loss)	660	768	822
Share of other comprehensive income, net amount	(64)	28	(19)
Dividends paid to TotalEnergies	708	820	1,052

As of December 31, 2025, and as of December 31, 2024, 2023 and 2022, Novatek is no longer consolidated as an equity accounted affiliate in the Company's consolidated financial statements. This stake is recognized in "other investments" and is measured in accordance with IFRS 9 at fair value through profit or loss. In the context of the Russian-Ukrainian conflict, the Company considers that the market value of Novatek is not representative of its fair value. As of December 31, 2025, and as of December 31, 2024, 2023 and 2022, the Company retained a zero fair value given the very significant uncertainties on any valuation assumption for the stake in Novatek.

TotalEnergies’ interests in associates operating liquefaction plants are combined. The amounts include investments in Nigeria LNG (15.00%), Angola LNG Limited (13.60%), Yemen LNG Co. (39.62%), Qatar Liquefied Gas Company Limited (Qatargas) (10.00%), Qatar Liquefied Gas Company Limited II (16.70%), Oman LNG LLC (5.54%), Abu Dhabi Gas Liquefaction Company Limited (5.00%), Qatar Liquified Gas Company Limited 5 (North Field East project) (25.00%) and Qatar Liquified Gas Company Limited 10 (North Field South project) (25.00%).

Renewables and Electricity activities	Adani Green Energy Limited
(M$)	2025	2024	2023
Non-current assets	13,641	10,936	7,887
Current assets	1,075	1,264	1,091
TOTAL ASSETS	14,716	12,200	8,978
Shareholder’s equity	2,196	1,137	965
Non-current liabilities	10,616	8,175	5,712
Current liabilities	1,904	2,888	2,301
TOTAL LIABILITIES	14,716	12,200	8,978
Revenues from sales	1,268	1,049	1,061
Net income	187	184	162
Other comprehensive income	(91)	(13)	5
% owned	17.25%	19.74%	19.74%
Equity value	1,734	1,863	1,877
including goodwill and identifiable assets	1,355	1,639	1,687
Profit/(loss)	22	36	32
Share of other comprehensive income, net amount	4	9	3
Dividends paid to TotalEnergies	–	–	–

	Saudi Aramco Total
Refining & Chemicals activities	Refining & Petrochemicals			Qatar
(M$)	2025	2024	2023	2025	2024	2023
Non-current assets	15,539	12,023	9,780	3,126	2,562	2,882
Current assets	3,042	3,446	2,584	1,985	1,971	2,000
TOTAL ASSETS	18,581	15,469	12,364	5,111	4,533	4,882
Shareholder’s equity	4,931	4,062	3,527	2,574	2,781	2,748
Non-current liabilities	10,125	6,899	5,850	1,388	654	835
Current liabilities	3,525	4,508	2,987	1,149	1,098	1,299
TOTAL LIABILITIES	18,581	15,469	12,364	5,111	4,533	4,882
Revenues from sales	12,266	14,601	12,994	9,455	9,422	9,506
Net income	535	66	584	213	338	203
Other comprehensive income	(146)	(32)	(59)	24	13	(7)
% owned	37.50%	37.50%	37.50%
Equity value	1,849	1,523	1,323	616	670	665
including goodwill and identifiable assets	–	–	–	–	–	–
Profit/(loss)	200	25	219	60	88	78
Share of other comprehensive income, net amount	(184)	34	(46)	(19)	10	(7)
Dividends paid to TotalEnergies	–	150	321	114	83	145

Saudi Aramco Total Refining & Petrochemicals is an entity including a refinery in Jubail, Saudi Arabia, with a capacity of 460,000 barrels/day with integrated petrochemical units.

The TotalEnergies’ interests in associates of the Refining & Chemicals segment, operating steam crackers and polyethylene lines in Qatar have been combined: Qatar Petrochemical Company Ltd. (20.00%), Qatofin (49.08%), Laffan Refinery (10.00%).

B)  Information related to joint ventures

The information (100% gross) related to significant joint ventures is as follows:

	Liquefaction entities					GIP III Zephyr		Hanwha TotalEnergies
	(Integrated LNG)					(Integrated		Petrochemical Co.Ltd
						Power)		(Refining & Chemicals)
(M$)	2025	2024	2023	2025		2024	2023	2025	2024	2023
Non-current assets	62,465	59,764	62,461	14,320		14,258	13,111	3,265	3,373	3,959
Current assets excluding cash and cash equivalents	5,446	5,390	2,832	749		366	375	1,693	1,530	2,089
Cash and cash equivalents	3,421	5,184	4,690	746		813	1,313	388	348	113
TOTAL ASSETS	71,332	70,338	69,983	15,815		15,437	14,799	5,347	5,251	6,161
Shareholder’s equity - Group share	29,162	25,231	20,438	450		539	604	2,305	2,467	2,963
Shareholder's equity - Non controlling interests	–	–	–	2,425		2,756	1,912	–	–	–
Other non-current liabilities	11,025	11,822	10,399	2,619		1,645	1,460	144	148	174
Non-current financial debts	27,422	29,565	36,144	8,940		9,538	9,598	1,974	1,017	858
Other current liabilities	1,713	1,707	3,002	886		380	414	565	873	1,137
Current financial debts	2,010	2,013	–	495		579	811	359	746	1,029
TOTAL LIABILITIES	71,332	70,338	69,983	15,815		15,437	14,799	5,347	5,251	6,161
Revenues from sales	14,957	17,212	17,605	1,748		1,609	1,452	7,548	8,616	8,754
Depreciation and depletion of tangible assets and mineral interests	(2,904)	(2,899)	(2,700)	(568)		(490)	(460)	(267)	(278)	(281)
Interest income	152	55	32	71		37	40	–	–	–
Interest expense	(2,470)	(2,901)	(3,146)	(672)		(357)	(315)	(72)	(80)	(67)
Income taxes	(264)	(2,656)	(1,798)	(7)		(15)	–	52	(8)	10
Net income	4,146	4,986	5,122	121		135	83	(232)	(136)	(28)
Non-controlling interests	–	–	–	(4)		180	(126)	–	–	–
Other comprehensive income	(90)	(76)	(52)	–		–	(2)	70	(361)	(105)
% owned				50.00%		50.00%	50.00%	50.00%	50.00%	50.00%
Equity value	6,839	5,996	4,941	2,186		2,241	2,283	1,152	1,234	1,482
including goodwill and identifiable assets	357	392	430	1,961	(a)	1,971	1,981	–	–	–
Profit/(loss)	891	1,061	1,058	51		58	29	(116)	(68)	(14)
Share of other comprehensive income, net amount	(23)	(20)	(14)	–		–	(1)	12	(176)	(69)
Dividends paid to TotalEnergies	25	37	418	105		100	100	–	–	25

(a)	Goodwill represents the valuation of this entity’s ability to generate future projects in the field of renewable energy and amounts to M$1,755 as of December 31, 2025.

TotalEnergies’ interests in joint ventures operating liquefaction plants have been combined. The amounts include investments in Yamal LNG in Russia (20.02% direct holding), Ichthys LNG in Australia (26.00%) and Marsa LNG LLC (80.00%).

GIP III Zephyr Holdings, LLC holds the shares of Clearway Energy Group (CEG), a developer of renewables projects, owning 42% of economic interest of its listed subsidiary, Clearway Energy LLC. (CWEN).

Hanwha TotalEnergies Petrochemical Co., Ltd is a South Korean company that operates a petrochemical complex in Daesan (condensate separator, steam cracker, styrene, paraxylene, polyolefins).

Off-balance sheet commitments relating to joint ventures or associates are disclosed in Note 13 of the Consolidated Financial Statements.

C)  Other equity affiliates

In TotalEnergies share, the main aggregated financial items in equity affiliates including assets held for sale, which have not been presented individually are as follows:

	2025		2024		2023
As of December 31,		Joint-		Joint-		Joint-
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Non-current assets	6,450	20,747	5,522	15,929	4,977	13,224
Current assets	1,317	2,629	1,352	2,524	1,231	2,988
TOTAL ASSETS	7,767	23,376	6,874	18,453	6,208	16,212
Shareholder’s equity - TotalEnergies share	1,535	8,001	1,214	6,604	921	4,625
Shareholder’s equity - Non controlling interests	–	–	–	(2)	–	75
Non-current liabilities	5,188	12,875	4,830	9,605	4,553	8,798
Current liabilities	1,044	2,500	830	2,246	734	2,714
TOTAL LIABILITIES	7,767	23,376	6,874	18,453	6,208	16,212

	2025		2024		2023
For the year ended December 31,		Joint-		Joint-		Joint-
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Revenues from sales	2,855	5,468	2,981	6,476	2,026	7,451
Net income	379	548	324	(666)	7	(279)
Non-controlling interests	–	–	–	1	–	(64)
Share of other comprehensive income items	(49)	(162)	31	(162)	11	(67)
Equity value	2,805	9,624	2,427	8,016	1,656	7,705
Profit/(Loss)	365	420	295	(689)	(19)	(359)
Dividends paid to TotalEnergies	341	247	296	106	323	120

8.2 OTHER INVESTMENTS

Accounting principles

Other investments are equity instruments and are measured according to IFRS 9 at fair value through profit or loss (default option). On initial recognition, the standard allows to make an election to record the changes of fair value in other comprehensive income. For these equity instruments, only dividends can be recognized in profit or loss.

TotalEnergies recognizes changes in fair value in equity or in profit or loss according to the option chosen on an instrument by instrument basis.

For quoted shares on active markets, this fair value is based on the market price.

	As of			As of
As of December 31, 2025	January 1,	Increase -	Change in	December 31,
(M$)	2025	Decrease	fair value	2025
Next Decade Corporation	346	–	(109)	237
Automotive Cells Company	–	177	(76)	101
OGCI Climate Investments Holdings LLP	56	4	5	65
Chicago Mercantile Exchange (CME)	45	–	8	53
Other shares at fair value through other comprehensive income (unit value < $50M)	64	63	11	138
Equity instruments recorded at fair value through other comprehensive income	511	244	(161)	594
Western LNG LLC	–	50	–	50
Other shares at fair value through profit or loss (unit value < $50M)	1,154	26	90	1,270
Equity instruments recorded at fair value through profit or loss	1,154	76	90	1,320
TOTAL EQUITY INSTRUMENTS	1,665	320	(71)	1,914

	As of			As of
As of December 31, 2024	January 1,	Increase -	Change in	December 31,
(M$)	2024	Decrease	fair value	2024
Next Decade Corporation	214	–	132	346
OGCI Climate Investments Holdings LLP	50	7	(1)	56
Other shares at fair value through other comprehensive income (unit value < $50M)	91	5	13	109
Equity instruments recorded at fair value through other comprehensive income	355	12	144	511
Nordian CPO (renamed TotalEnergies Charging Services España SL)(a)	70	(70)	–	–
Other shares at fair value through profit or loss (unit value < $50M)	1,118	13	23	1,154
Equity instruments recorded at fair value through profit or loss	1,188	(57)	23	1,154
Total equity instruments	1,543	(45)	167	1,665

(a)	Nordian CPO has been consolidated in 2024.

	As of			As of
As of December 31, 2023	January 1,	Increase -	Change in	December 31,
(M$)	2023	Decrease	fair value	2023
Next Decade Corporation	–	219	(5)	214
OGCI Climate Investments Holdings LLP	34	14	2	50
Other shares at fair value through other comprehensive income (unit value < $50M)	85	14	(8)	91
Equity instruments recorded at fair value through other comprehensive income	119	247	(11)	355
Hubei Cathay Smart Energy Fund	54	(54)	–	–
Nordian CPO (renamed TotalEnergies Charging Services España SL)(a)	–	70	–	70
Other shares at fair value through profit or loss (unit value < $50M)	878	264	(24)	1,118
Equity instruments recorded at fair value through profit or loss	932	280	(24)	1,188
Total equity instruments	1,051	527	(35)	1,543

(a)	Nordian CPO will be consolidate in 2024

8.3 Related parties

The main transactions as well as receivable and payable balances with related parties (principally non-consolidated subsidiaries and equity affiliates) are detailed as follows:

As of December 31,
(M$)	2025	2024	2023
Balance sheet
Receivables
Debtors and other debtors	706	876	1,144
Loans (excl. loans to equity accounted for affiliates)	135	428	232
Payables
Creditors and other creditors	948	1,324	1,068
Debts	4	1	1

For the year ended December 31,
(M$)	2025	2024	2023
Statement of income
Sales	4,637	5,408	7,222
Purchases	(10,088)	(13,424)	(15,574)
Financial income	6	13	3
Financial expense	11	(6)	(5)

8.4 Compensation for the administration and management bodies

The aggregated amount of direct and indirect compensation accounted by the French and foreign affiliates of the Company, for all executive officers of TotalEnergies SE as of December 31 and for the members of the Board of Directors who are employees of TotalEnergies SE, is detailed below.

As of December 31, 2025, TotalEnergies SE Executive Officers are the members of the Executive Committee, i.e. ten people and there are three employees as members of the Board of Directors. As of December 31, 2024, TotalEnergies SE Executive Officers were the members of the Executive Committee, i.e. nine people and there were three employees as members of the Board of Directors. As of December 31, 2023, TotalEnergies SE Executive Officers were the members of the Executive Committee, i.e. eight people and there were three employees as members of the Board of Directors.

For the year ended December 31,
(M$)	2025	2024	2023
Number of people	13	12	11
Direct or indirect compensation	19.2	16.1	13.9
Pension expenses (a)	1.1	1.1	3.5
Share-based payments expense (IFRS 2) (b)	17.8	13.1	8.7

(a)

The benefits provided for Executive Officers of the Company and the members of the Board of Directors who are employees of the Company include severance to be paid upon retirement, supplementary pension schemes and insurance plans, which represent a commitment of $81.1 million as of December 31, 2025 (against $72.6 million as of December 31, 2024 and $82.9 million as of December 31, 2023). The increase of the commitment is in link with rate exchange effect. Converted into Euros, this commitment amounts to €69.0 million as of December 31, 2025 (against €69.9 million as of December 31, 2024 and €75 million as of December 31, 2023). The decrease in the commitment expressed in euros is mainly due to the increase in the discount rate despite the changes among the number executives (two new entries and one retirement).

(b)

Share-based payments expense computed for the Executive Officers and the members of the Board of Directors who are employees of TotalEnergies and based on the principles of IFRS 2 “Share-based payments” described in Note 9.

The compensation allocated to members of the Board of Directors as directors’ fees totaled €1.91 million (equivalent to $2.16 million) in 2025, €1.95 million (equivalent to $2.11 million) in 2024, and €1.85 million (equivalent to $2 million) in 2023.